SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2023
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years